CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2001	Dec. 31, 2000
Statement Of Stockholders Equity [Abstract]
Issuance costs of common stock (in dollars)	$ 40,000	$ 2,950	$ 13,664	$ 24,325	$ 150,000	$ 100,038	$ 32,507	$ 98,996	$ 61,905
Issuance cost of Initial public offering of common stock (in dollars)				$ 4,327,171